Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2014 and 2013:

		2014		2013
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	12.20	$312,224	$(185,132)	$326,614	$(168,637)
Developed technology	10.66	708,509	(361,825)	692,727	(310,842)
Customer base, trademarks, and non-compete agreements	10.58	423,685	(179,316)	392,431	(150,657)
	11.19	$1,444,418	$(726,273)	$1,411,772	$(630,136)
Unamortized Intangible Assets:
In-process research and development		$8,769		$8,769
Goodwill		1,887,963		1,855,691
		$1,896,732		$1,864,460

The changes in intangible assets for the years ended December 31, 2014 and 2013 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2012	$853,872	$1,759,898
Additions	17,296	—
Acquisitions	72,448	119,185
Amortization	(126,883)	—
Impairment losses	(19,696)	—
Foreign currency translation adjustments	(6,632)	(23,392)
BALANCE AT DECEMBER 31, 2013	$790,405	$1,855,691
Additions	9,677	—
Acquisitions	103,130	99,846
Amortization	(132,890)	—
Impairment losses	(8,711)	—
Foreign currency translation adjustments	(34,697)	(67,574)
BALANCE AT DECEMBER 31, 2014	$726,914	$1,887,963

Amortization expense on intangible assets totaled approximately $132.9 million, $126.9 million and $133.1 million, respectively, for the years ended December 31, 2014, 2013 and 2012.
In connection with the restructuring discussed more fully in Note 6, impairment charges of $8.7 million, $19.7 million and $2.0 million related to discontinued projects were recorded in December 31, 2014, 2013 and 2012, respectively. Cash paid for purchases of intangible assets during the years ended December 31, 2014 and 2013 totaled $10.4 million and $34.2 million, respectively, of which $0.7 million and $16.9 million, respectively, were not yet in service and are included in other long-term assets in the consolidated balance sheet.
The changes in the carrying amount of goodwill during the years ended December 31, 2014 and 2013 resulted from acquisitions in the respective year and foreign currency translation. Accumulated goodwill impairment totaled $1.6 million as of December 31, 2014 and 2013.
The estimated fair values of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately. During 2013, a development project was completed and $4.5 million of in-process research and development costs were reclassified into developed technology and $2.1 million was added from the Ingenuity acquisition. The amortization of the remaining in-process research and development is expected to begin during 2015 as the projects are completed.
Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2015	$135,560
2016	$132,526
2017	$118,206
2018	$95,315
2019	$74,037